INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
INCOME TAXES
Schedule of reconciliation of income tax expense
	2021	2020
Current:
Federal	$-	$-
State	-	-
Foreign	-	-
	-	-
Deferred:
Federal	(292,851)	(264,815)
State	(81,363)	(73,573)
	(374,214)	(338,388)
Valuation allowance	374,214	338,388
Total provision for income taxes	$-	$-

Schedule of net deferred tax assets
	2021	2020
Depreciation & Amortization	$-	-
Reserves and Accruals	171,338	169,791
Research & Development Credits	-	-
Net Operating Loss Carryforwards	555,578	182,911
Gross Deferred Tax Assets	726,916	352,702

Valuation Allowance	(726,916)	(352,702)

Net Deferred Tax Assets	$-	$-